FAIR VALUE MEASUREMENTS (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) dividend	Dec. 31, 2023 USD ($)
FAIR VALUE MEASUREMENTS
Change in fair value of warrant liabilities	$ 1,305,500	$ 0	$ 1,678,500	$ 1,119,000	$ 746,000	$ 0
Estimated fair value
FAIR VALUE MEASUREMENTS
Fair value of the convertible promissory notes	$ 0		$ 0		$ 0
Dividend yield
FAIR VALUE MEASUREMENTS
Convertible debt, measurement input	0		0		0